Supplemental Cash Flow - Schedule of Other Operating Activities Adjustments for Non-Cash Income Statement Items (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Supplemental Cash Flow [Abstract]
Reclamation expenditures (Note 15)	$ (991)	$ (1,188)
Unrealized foreign exchange losses (Note 20)	49	0
Loss on disposal of mineral properties, plant and equipment (Note 11)	239	0
Other operating	0	(394)
Bargain purchase gain	0	(14,181)
Change on debt modification	0	(1,513)
Change in estimate of reclamation costs at closed mines (Note 25)	232	477
Other operating activities	$ (471)	$ (16,799)